Non-current provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2021
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current liabilities

15. Non-current provisions and other non-current liabilities

Of the total amount of non-current provisions and other non-current liabilities amounting to €707,563 at December 31, 2021 (2020: €1,034,999), €405,140 (2020: €763,877) are due in between more than one and three years, €177,882 (2020: €131,244) are due in between three to five years and €124,541 (2020: €139,878) are due after five years.

The item “Other non-current liabilities” in the amount of €524,271 at December 31, 2021 (2020: €836,030) includes, among others, put option liabilities of €313,718 (2020: €236,638), variable payments outstanding for acquisitions of €37,970 (2020: €47,046) and contract liabilities of €5 (2020: €304,632).

The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2021	translation	group	Utilized	Reversed	Additions	Reclassifications	2021

Self-insurance programs	103,409	8,982	—	—	—	8,017	—	120,408
Personnel expenses	44,744	1,872	81	(712)	(433)	17,263	(33,535)	29,280
Interest payable related to income taxes	29,075	120	—	(30)	(20,484)	—	—	8,681
Other non-current provisions	21,741	50	479	(545)	(2,396)	5,548	46	24,923
Non-current provisions	198,969	11,024	560	(1,287)	(23,313)	30,828	(33,489)	183,292

For further information regarding self-insurance programs, see note 2 d).

Personnel expenses mainly refer to provisions for share-based plans and provisions for severance payments. As of December 31, 2021, the provisions for share-based plans amounted to €18,910 (2020: €36,406). See note 20.

The item “Other non-current provisions” in the table above includes provisions for asset retirement obligations.

The increase during the period in the discounted amount arising from the passage over time and the effect of any change in the discount rate is not material.